Insider Trading Arrangements	12 Months Ended
Dec. 31, 2024
Insider Trading Arrangements [Line Items]
Rule 10b5-1 Arrangement Adopted	false
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false
Rule 10b5-1 Arrangement Modified	false
Non-Rule 10b5-1 Arrangement Modified	false